GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS

	Goodwill	Software	Customer List	Total
	(In thousands of US$)
Cost:
Balance as at January 1, 2022	622	5,550	1,315	7,487
Acquisitions of businesses (see Note 14)	—	—	—	—
Additions	—	2,662	—	2,662
Exchange differences	(74)	—	—	(74)
Balance as at December 31, 2022	548	8,212	1,315	10,075
Amortization and impairment:
Balance as at January 1, 2022	—	(1,402)	(501)	(1,903)
Amortization charge for the year	—	(762)	(438)	(1,200)
Balance as at December 31, 2022	—	(2,164)	(939)	(3,103)
Net balance at December 31, 2022	548	6,048	376	6,972

	Goodwill	Software	Customer List	Total
	(In thousands of US$)
Cost:
Balance as at January 1, 2021	—	3,252	1,315	4,567
Acquisitions of businesses (see Note 14)	618	—	—	618
Additions	—	2,298	—	2,298
Exchange differences	4	—	—	4
Balance as at December 31, 2021	622	5,550	1,315	7,487
Amortization and impairment:
Balance as at January 1, 2021	—	(919)	(63)	(982)
Amortization charge for the year	—	(483)	(438)	(921)
Balance as at December 31, 2021	—	(1,402)	(501)	(1,903)
Net balance at December 31, 2021	622	4,148	814	5,584

Software mostly consists of capitalised development costs for internally generated intangible assets.

The Customer List was acquired as part of a business combination (see Note 14 ). It was recognised at fair value at the date of acquisition and is subsequently amortised on a straight- line basis.

The remaining amortization period for software is from 1 to 5 years (2021 – 2 to 5 years) and for customer list – 1 year (2021 – 2 years).